ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company”), incorporated in the Cayman Islands in March 2008, together with its consolidated subsidiaries (collectively referred to the “Group”), is an online retailer that delivers products directly to consumers around the world.

(1)	History of the Group and corporate reorganization

LightInTheBox Holding Co., Ltd. is a holding company with no material operations of its own. It conducts its operations primarily through its subsidiaries in Singapore, Hong Kong, the PRC, the United States and Netherlands.

●	Avant Logistic Service PTE. LTD.(“Avant Logistic”), Avant E-commerce Service PTE. LTD. and Ching International Service PTE. LTD., the Company’s wholly owned subsidiaries incorporated under the laws of Singapore, that primarily focus on the marketing and customer service, warehouse management services and local delivery in Southeast Asia;

●	Light In The Box Limited (“Light In The Box”), LightInTheBox International Logistic Co., Limited (“LightInTheBox Logistic”), Lanting International Holding Limited (“Lanting International”) and Ezbuy Holdings Limited (“Ezbuy HK”), the Company’s wholly owned subsidiaries incorporated in Hong Kong, that primarily engage in product sourcing, marketing and the operation of our websites and mobile applications and global distribution network;

●	LITB Netherlands B.V., the company’s wholly owned subsidiary incorporated in the Netherlands that primarily engages in marketing in Europe;

●	Ador E-commerce Inc., the company’s wholly owned subsidiary incorporated under the laws of the State of Oregon, the United States, that primarily engages in marketing and technology support; and

●	PRC subsidiaries, that primarily engage in providing supplier chain management, research and development, customer service, marketing services, warehousing and fulfillment services to overseas affiliates.

(2)	Termination of the VIE arrangements

As of December 31, 2023, there were no VIEs in the PRC. Historically, the Group conducted certain operations in the PRC through contractual arrangements with certain VIEs, that were incorporated in the PRC. To mitigate the uncertainties in the Group’s corporate structure and exert full control on its operating entities, the Group transferred operations in the VIEs to its wholly-owned entities and unwound the VIEs arrangements that were intended to support the operations of its PRC subsidiaries, which were no longer in operation.

In 2021, Shenzhen Xuyi International logistics Co., Ltd. and Chongqing Xuyi E-Commerce Co., Ltd. were closed and the shares of Shenzhen Lanting Huitong Technologies Co., Ltd., Jiaxing Xuyang Logistics Co., Ltd. (“Jiaxing Xuyang”), Dongguan Herui Supply Chain Management Co., Limited (“Dongguan Herui”) and Shenzhen Ruizhihe Supply Chain Management Co., Limited (“Shenzhen Ruizhihe”) were transferred from its nominee shareholders to the Group’s wholly-owned subsidiaries at nominal value. In 2022, The Group liquidated the two remaining VIEs, namely, Beijing Lanting Gaochuang Technologies Co., Ltd. (“Lanting Gaochuang”) and Chongqing Ruizhihe E-Commerce Co., Ltd. (“Chongqing Ruizhihe”). As a result, the contractual arrangements between the wholly-owned entities and the relevant VIEs were terminated, which included Exclusive and Technical Support and Consulting Service Agreements, Powers of Attorney, Exclusive Option Agreements, Loan Agreements, Share Pledge Agreements and Spousal Consent Letters. Thereafter the Group conducts its operations exclusively through wholly-owned subsidiaries.

The following condensed consolidated financial information of the Group’s VIEs and its subsidiary was included in the consolidated financial statements as of and for the years ended, after elimination of intercompany balances and transactions within the Group:

	December 31,
	2022	2023

Total assets	$126	$—
Total liabilities	$—	$—

	Years ended December 31,
	2021	2022	2023

Revenues	$790	$—	$—
Net loss	$(295)	$(424)	$—

	Years ended December 31,
	2021	2022	2023

Net cash provided by / (used in) operating activities	$3,758	$(8,673)	$—
Net cash provided by investing activities	$381	$2,778	$—
Net cash used in financing activities	$—	$—	$—

As of December 31, 2022, there was no pledge or collateralization of the consolidated VIEs’ assets that can only be used to settle the VIEs’ obligations. The creditors of the VIEs do not have recourse to the general recourse of the Company or its consolidated subsidiaries.